Average Annual Total Returns - VIPContrafundPortfolio-InitialServiceService2PRO - VIPContrafundPortfolio-InitialServiceService2PRO - VIP Contrafund Portfolio	Apr. 29, 2023
VIP Contrafund Portfolio - Initial Class | Return Before Taxes
Average Annual Return:
Past 1 year	(26.31%)
Past 5 years	8.66%
Past 10 years	11.43%
VIP Contrafund Portfolio - Service Class | Return Before Taxes
Average Annual Return:
Past 1 year	(26.38%)
Past 5 years	8.55%
Past 10 years	11.31%
VIP Contrafund Portfolio - Service Class 2 | Return Before Taxes
Average Annual Return:
Past 1 year	(26.49%)
Past 5 years	8.39%
Past 10 years	11.15%
SP001
Average Annual Return:
Past 1 year	(18.11%)
Past 5 years	9.42%
Past 10 years	12.56%